UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brooklyn Capital Management, LLC
Address:  Park 80 West - Plaza Two
          250 Pehle Ave., Suite 708
          Saddle Brook, NJ 07663

Form 13F File Number:  028-15290

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip Goldstein
Title:    Member
Phone:    (201) 556-0092

Signature, Place, and Date of Signing:

    /s/ Phillip Goldstein         Saddle Brook, NJ 07663         May 9, 2013
    ---------------------         ----------------------         -----------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           18
                                         -----------

Form 13F Information Table Value Total:  $   213,517
                                         -----------
                                         (thousands)

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
ANDINA ACQUISITION CORP                COM      G0440W100       4,079     410,000 SH       Sole       None       410,000 n/a    n/a
AQUASITION CORP                        UNIT     Y0192H129       9,201     915,522 SH       Sole       None       915,522 n/a    n/a
BGS ACQUISITION CORP                   UNIT     G1082J126       5,279     525,300 SH       Sole       None       525,300 n/a    n/a
AMERICAN STRATEGIC INC III             COM      03009T101      16,420   2,252,675 SH       Sole       None     2,252,675 n/a    n/a
EQUUS TOTAL RETURN INC                 COM      294766100       1,207     558,754 SH       Sole       None       558,754 n/a    n/a
EATON VANCE RISK-MANAGED DIV           COM      27829G106      68,861   6,265,796 SH       Sole       None     6,265,796 n/a    n/a
FIRSTHAND TECHNOLOGY VALUE             COM      33766Y100      15,884     823,410 SH       Sole       None       823,410 n/a    n/a
GYRODYNE CO OF AMERICA INC             COM      403820103      11,110     151,139 SH       Sole       None       151,139 n/a    n/a
IMPERIAL HOLDINGS INC                  COM      452834104       9,835   2,428,493 SH       Sole       None     2,428,493 n/a    n/a
INFINITY CROSS BORDER ACQUIS           COM      G4772R101       2,800     363,700 SH       Sole       None       363,700 n/a    n/a
CIS AQUISITION LTD                     UNIT     G21490506       4,402     435,000 SH       Sole       None       435,000 n/a    n/a
COLLABRIUM JAPAN ACQUISITION           COM      G2266G102       6,000     600,000 SH       Sole       None       600,000 n/a    n/a
MYREXIS INC                            COM      62856H107         250   2,629,889 SH       Sole       None     2,629,889 n/a    n/a
SCG FINL ACQUISITION CORP              COM      78404K103       8,364     850,000 SH       Sole       None       850,000 n/a    n/a
PRIME ACQUISITION CORP                 SHS      G72436101       3,512     352,946 SH       Sole       None       352,946 n/a    n/a
THAI CAPITAL FUND INC                  COM      882905201      19,083   1,362,132 SH       Sole       None     1,362,132 n/a    n/a
UNIVERSAL BUSINESS PMT SOL AC          COM      913384103          53      19,092 SH       Sole       None        19,092 n/a    n/a
ZWEIG TOTAL RETURN FUND INC            COM      989837208      27,177   2,085,738 SH       Sole       None     2,085,738 n/a    n/a